UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4429

Dreyfus U.S. Treasury Long Term Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	06/30/08

FORM N-CSR

Item 1.	Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds

7	Statement of Investments
9	Statement of Financal Futures
9	Statement of Options Written
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus U.S. Treasury
Long Term Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus U.S. Treasury Long Term Fund, covering the six-month period from January 1, 2008, through June 30, 2008.

Fixed-income markets remained turbulent over the first half of 2008. Slumping housing markets, inflation concerns, rising unemployment and lingering credit concerns continued to dampen fixed income investor sentiment.Throughout the first half of the year, investors continuously exhibited a “flight to quality” pattern, and U.S. government securities fared relatively well, while higher-yielding market sectors —including corporate bonds, mortgage-backed securities and asset-backed securities — generally were hard-hit by credit concerns.

While the global economy clearly has slowed, the news is not all bad. We have seen signs of more orderly deleveraging among financial institutions, and it appears that most of the damage caused by last year’s sub-prime fiasco has been, to a great extent, exposed and ameliorated. The implications of our economic outlook for the U.S. bond market generally are positive, especially since selling pressure among over-leveraged investors and the Fed’s recent comments on inflation have created attractive values in various fixed-income asset classes. These factors support our view that some areas of the U.S. bond market may have been punished too severely in the downturn, creating potential long-term opportunities for patient investors.As always, your financial advisor can help you identify suitable investments and an asset allocation that may be right for you and your long-term investment goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2008, through June 30, 2008, as provided by Robert Bayston, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2008, Dreyfus U.S.Treasury Long Term Fund achieved a total return of 0.95% .1 In comparison, the fund’s benchmark, the Merrill Lynch Governments, U.S. Treasury, Long-Term Index (the “Index”), achieved a total return of 1.71% for the same period.2

In an intensifying credit crisis and economic downturn, a “flight to quality” helped U.S. Treasury securities produce attractive absolute returns during the reporting period.The fund’s return was lower than that of the benchmark, due mainly to allocations to U.S. government agency securities and asset-backed securities, the performance of which lagged U.S.Treasuries.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. As a U.S.Treasury securities fund, the fund invests in U.S.Treasury bills, notes, bonds and other securities that are issued or guaranteed by the U.S. government and its agencies or instrumentalities.The fund may also invest in options and futures and enter into repurchase agreements with securities dealers that are backed by U.S.Treasuries.

Since U.S.Treasury bills, notes and bonds are backed by the full faith and credit of the U.S. government, they are generally considered among the highest-quality investments available. By investing in these obligations, the fund seeks to maintain a high degree of credit safety. Of course, the market value of the fund’s securities and the value of fund shares are not insured or guaranteed by the U.S. government.The fund generally maintains a dollar-weighted average maturity that exceeds 10 years, which can result in significant risk of principal decline if interest rates rise sharply.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Credit Woes Sparked a “Flight to Quality”

A credit crisis that began in 2007 in the sub-prime mortgage market continued to dampen investor sentiment over the first half of 2008, causing prices in most segments of the bond market to fall. In addition, slumping housing markets, mounting job losses and soaring food and energy prices sparked a downturn in the U.S. economy, hurting securities that tend to be sensitive to economic conditions.The impact of these factors was particularly severe in higher-yielding market sectors,such as corporate bonds and mortgage-backed securities.In contrast,U.S.Treasury securities generally gained value when risk-averse investors flocked to the added credit safety provided by these government-guaranteed investments.

The Federal Reserve Board (the “Fed”) responded aggressively to these developments by injecting liquidity into the U.S. banking system and reducing short-term interest rates from 4.25% at the start of the reporting period to 2% at the end.As a result, yield differences generally widened along the bond market’s maturity range. Intermediate-term securities were among the greater beneficiaries of the steepening yield curve.

Although fixed-income markets remained volatile throughout the reporting period, returns from U.S.Treasury securities began to moderate after the Fed announced in mid-March that it would participate in a plan to prevent the insolvency of a major investment bank from damaging other financial institutions. However, in June, economic concerns and a new wave of sub-prime related losses among banks again boosted prices of U.S.Treasury securities, offsetting most of the springtime decline.

Allocation Strategies Tempered Results

In this market environment, the fund benefited from its core holdings of U.S. Treasury securities, which enabled it to participate in the market sector’s rally. However, to boost yields, we allocated a portion of the fund’s assets to agency debentures and asset-backed securities from U.S. government agencies. The performance of these higher-yielding securities lagged nominal U.S. Treasury securities over the reporting period, causing the fund to underperform its benchmark, which is composed solely of U.S.Treasury securities.

The fund achieved modestly favorable results from our interest-rate strategies. In anticipation of wider yield differences along the market’s maturity spectrum, we emphasized bonds in the five-year maturity range, which benefited from the steepening yield curve, and we reduced the fund’s exposure at the long and short ends of the yield curve. In addition, we set the fund’s average duration in a range that was roughly in line with industry averages, which enabled the fund to participate fully in the benefits of falling short-term interest rates. Finally, the use of certain options enabled the fund to capture the positive effects of volatility in short-term interest rates.

Maintaining a Conservative Posture

As of the reporting period’s end, the U.S. economy and credit markets continued to struggle. Despite the Fed’s aggressive actions, unemployment is likely to rise and housing prices have continued to fall. Consequently,we believe that current inflationary pressures may ease,and the Fed will likely keep interest rates unchanged longer than the market currently anticipates.We have maintained the fund’s holdings of U.S.gov-ernment agency securities to capture more competitive levels of income and participate in the potential for price appreciation as it becomes clearer that the Fed and Department of the Treasury are prepared to support the U.S. financial system and government sponsored enterprises.

July 15, 2008

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Merrill Lynch Governments, U.S.Treasury, Long-Term Index is an
unmanaged performance benchmark for Treasury securities with maturities of 10 years and over;
issues in the index must have par amounts outstanding greater than or equal to $1 billion.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus U.S.Treasury Long Term Fund from January 1, 2008 to June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2008

Expenses paid per $1,000 †	$ 3.25
Ending value (after expenses)	$1,009.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2008

Expenses paid per $1,000 †	$ 3.27
Ending value (after expenses)	$1,021.63

† Expenses are equal to the fund’s annualized expense ratio of .65%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—93.8%	Rate (%)	Date	Amount ($)	Value ($)

Asset—Backed Ctfs.—2.3%
Small Business Administration,
Ser. 2005-P10A, Cl. 1	4.64	2/10/15	2,007,115	1,969,467
U.S. Government Agencies/Mortgage-Backed—3.0%
Government National Mortgage Association I:
Ser. 2005-9, Cl. A, 4.03%, 5/16/22			167,061	166,517
Ser. 2006-6, Cl. A, 4.05%, 10/16/23			201,135	200,623
Ser. 2006-9, Cl. A, 4.20%, 8/16/26			496,612	494,214
Ser. 2006-5, Cl. A, 4.24%, 7/16/29			1,691,684	1,682,646
				2,544,000
U.S. Treasury Bonds—78.3%
5.25%, 2/15/29			4,770,000 [a,b]	5,176,571
6.00%, 2/15/26			9,163,000 [a]	10,734,317
6.13%, 11/15/27			10,555,000 [a]	12,625,596
6.25%, 8/15/23			5,930,000 [a]	7,057,169
6.38%, 8/15/27			8,800,000	10,782,754
7.25%, 8/15/22			4,660,000 [a]	6,005,575
8.00%, 11/15/21			5,610,000 [a]	7,610,756
8.75%, 8/15/20			5,100,000 [a]	7,188,215
				67,180,953
U.S. Treasury Notes—4.6%
3.63%, 12/31/12			2,250,000 [a]	2,284,981
4.63%, 7/31/12			1,570,000 [a]	1,655,493
				3,940,474
U.S. Treasury Strips—5.6%
0.00%, 2/15/23			9,600,000	4,866,960
Total Bonds and Notes
(cost $79,163,447)				80,501,854

			Face Amount
			Covered by
Options—.5%			Contracts ($)	Value ($)

Call Options
3-Month Floor USD Libor-BBA
Interest Rate, January 2009 @ 2.50			7,650,000	604
6-Month Floor USD Libor-BBA, Swaption			4,650,000 [c]	405,401
U.S. Treasury 5 Year Notes,
September 2008 @ 101.5			5,020,000	56,540
Total Options
(cost $451,355)				462,545

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Short-Term Investments—2.8%	Amount ($)	Value ($)

U.S. Government Agencies—2.4%
Federal National Mortgage
Association, 2.04%, 7/14/08	2,000,000	1,998,527
U.S. Treasury Bills—.4%
1.85%, 9/18/08	375,000 [b]	373,532
Total Short-Term Investments
(cost $2,372,004)		2,372,059

Other Investment—3.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,050,000)	3,050,000 [d]	3,050,000

Investment of Cash Collateral
for Securities Loaned—32.3%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $27,675,975)	27,675,975 [d]	27,675,975

Total Investments (cost $112,712,781)	133.0%	114,062,433
Liabilities, Less Cash and Receivables	(33.0%)	(28,275,219)
Net Assets	100.0%	85,787,214

LIBOR-BBA—London Interbank Offered Rate British Bankers’ Association
[a] All or a portion of these securities are on loan. At June 30, 2008, the total market value of the fund’s securities on loan is $31,253,815 and the total market value of the collateral held by the fund is $32,183,877, consisting of cash collateral of $27,675,975 and U.S. Government and Agency securities valued at $4,507,902.
[b] All or partially held by a broker as collateral for open financial futures positions.
[c] Non-income producing security.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

U.S. Government & Agencies	91.5	Asset/Mortgage-Backed	2.3
Short-Term/Money		Options	.5
Market Investments	38.7		133.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
June 30, 2008 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2008 ($)

Financial Futures Long
U.S. Treasury 5-Year Notes	67	7,407,164	September 2008	(16,609)
U.S. Treasury 10-Year Notes	34	3,873,344	September 2008	(3,297)
U.S. Treasury 30-Year Bonds	52	6,010,875	September 2008	12,109
				(7,797)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
June 30, 2008 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)

Call Options:
U.S. Treasury 5 Year Notes, July 2008@ 99.3	840,000[a]	(15,228)
U.S. Treasury 5 Year Notes, July 2008@ 100.6	880,000[a]	(5,812)
U.S. Treasury 10 Year Notes, July 2008@ 99.2	440,000[a]	(2,570)
Put Options:
U.S. Treasury 5 Year Notes, July 2008@ 99.3	840,000[a]	(3,127)
U.S. Treasury 5 Year Notes, July 2008@ 100.6	880,000[a]	(4,410)
U.S. Treasury 5 Year Notes, September 2008@ 99.9	5,020,000[a]	(63,744)
U.S. Treasury 10 Year Notes, July 2008@ 99.2	440,000[a]	(2,786)
(Premiums received $89,968)		(97,677)

[a] Non-income producing security.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $31,253,815)—Note 1(b):
Unaffiliated issuers	81,986,806	83,336,458
Affiliated issuers	30,725,975	30,725,975
Cash		149,707
Dividends and interest receivable		1,152,862
Receivable for shares of Beneficial Interest subscribed		27,484
Receivable for investment securities sold		13,781
Receivable for futures variation margin—Note 4		7,789
Prepaid expenses		13,632
		115,427,688

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		25,269
Liability for securities on loan—Note 1(b)		27,675,975
Payable for shares of Beneficial Interest redeemed		1,419,166
Payable for investment securities purchased		386,415
Outstanding options written, at value (premiums
received $89,968)—See Statement of Options Written		97,677
Accrued expenses		35,972
		29,640,474

Net Assets ($)		85,787,214

Composition of Net Assets ($):
Paid-in capital		89,873,744
Accumulated distributions in excess of investment income—net		(167,249)
Accumulated net realized gain (loss) on investments		(5,253,427)
Accumulated net unrealized appreciation (depreciation) on
investments and options transactions [including ($7,797)
net unrealized (depreciation) on financial futures]		1,334,146

Net Assets ($)		85,787,214

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		5,220,483
Net Asset Value, offering and redemption price per share ($)		16.43

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2008 (Unaudited)

Investment Income ($):
Income:
Interest	1,983,328
Income from securities lending	119,744
Dividends;
Affiliated issuers	10,108
Total Income	2,113,180
Expenses:
Management fee—Note 3(a)	271,408
Shareholder servicing costs—Note 3(b)	82,459
Professional fees	27,221
Registration fees	11,120
Prospectus and shareholders’ reports	5,708
Custodian fees—Note 3(b)	3,039
Trustees’ fees and expenses—Note 3(c)	2,369
Miscellaneous	10,625
Total Expenses	413,949
Less—reduction in management fee due to undertaking—Note 3(a)	(116,812)
Less—reduction in fees due to earnings credits—Note 1(b)	(3,222)
Net Expenses	293,915
Investment Income—Net	1,819,265

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,432,210
Net realized gain (loss) on options transactions	68,420
Net realized gain (loss) on financial futures	(536,376)
Net Realized Gain (Loss)	964,254
Net unrealized appreciation (depreciation) on investments
and options transactions [including ($55,735) net
unrealized (depreciation) on financial futures]	(2,184,130)
Net Realized and Unrealized Gain (Loss) on Investments	(1,219,876)
Net Increase in Net Assets Resulting from Operations	599,389

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007

Operations ($):
Investment income—net	1,819,265	3,276,616
Net realized gain (loss) on investments	964,254	654,192
Net unrealized appreciation
(depreciation) on investments	(2,184,130)	3,762,659
Net Increase (Decrease) in Net Assets
Resulting from Operations	599,389	7,693,467

Dividends to Shareholders from ($):
Investment income—net	(2,077,277)	(3,594,577)

Beneficial Interest Transactions ($):
Net proceeds from shares sold	18,683,414	15,689,305
Dividends reinvested	1,606,055	2,732,492
Cost of shares redeemed	(16,505,654)	(16,646,759)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	3,783,815	1,775,038
Total Increase (Decrease) in Net Assets	2,305,927	5,873,928

Net Assets ($):
Beginning of Period	83,481,287	77,607,359
End of Period	85,787,214	83,481,287
Undistributed (distributions in excess of)
investment income—net	(167,249)	90,763

Capital Share Transactions (Shares):
Shares sold	1,102,458	986,192
Shares issued for dividends reinvested	95,826	171,810
Shares redeemed	(993,326)	(1,053,883)
Net Increase (Decrease) in Shares Outstanding	204,958	104,119

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended June 30, 2008
			Year Ended December 31,

	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	16.64	15.80	16.31	16.12	16.24	16.18
Investment Operations:
Investment income—net [a]	.34	.67	.65	.61	.54	.40
Net realized and unrealized
gain (loss) on investments	(.17)	.91	(.46)	.29	.06	.32
Total from Investment Operations	.17	1.58	.19	.90	.60	.72
Distributions:
Dividends from investment
income—net	(.38)	(.74)	(.70)	(.71)	(.72)	(.66)
Net asset value, end of period	16.43	16.64	15.80	16.31	16.12	16.24

Total Return (%)	.95[b]	10.38	1.29	5.62	3.87	4.47

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92[c]	.92	.96	.93	.97	.94
Ratio of net expenses
to average net assets	.65[c]	.65	.65	.65	.66	.80
Ratio of net investment income
to average net assets	4.02[c]	4.24	4.14	3.71	3.45	2.43
Portfolio Turnover Rate	95.78[b]	237.27	203.80	134.72	1,413.24	1,618.06

Net Assets, end of period
($ x 1,000)	85,787	83,481	77,607	82,991	81,320	100,326

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
[c]	Annualized.
See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus U.S.Treasury Long Term Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”) a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures and options are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered open-ended investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	30,782,515	(105,474)
Level 2—Other Significant
Observable Inputs	83,279,918	0
Level 3—Significant
Unobservable Inputs	0	0
Total	114,062,433	(105,474)

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A. (“Mellon Bank), a subsidiary of BNY Mellon and a Dreyfus affiliate, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or Letters of Credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2008, Mellon Bank earned $64,478 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax expense in the current year. The adoption of FIN 48 had no impact on the operations of the fund for the period ended June 30, 2008.

As of and during the period ended June 30, 2008, the fund did not have any liabilities for any unrecognized tax benefits.The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $5,311,202 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2007. If not applied, $498,604 of the carryover expires in fiscal 2010, $4,280,495 expires in fiscal 2012 and $532,103 expires in fiscal 2014.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2007 was as follows: ordinary income $3,594,577. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowing. During the period ended June 30, 2008, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Manager had undertaken from January 1, 2008 through June 30, 2008 to reduce the management fee paid by the fund, to the extent that, if the fund’s aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed an annual rate of .65% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $116,812 during the period ended June 30, 2008.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor, an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2008, the fund was charged $29,276 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2008, the fund was charged $27,026 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2008, the fund was charged $2,194 pursuant to the cash management agreement.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Mellon Bank under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2008, the fund was charged $3,039 pursuant to the custody agreement.

During the period ended June 30, 2008, the fund was charged $2,820 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $42,629, custodian fees $2,948, chief compliance officer fees $2,820 and transfer agency per account fees $7,900, which are offset against an expense reimbursement currently in effect in the amount of $31,028.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and options transactions during the period ended June 30, 2008, amounted to $85,136,089, and $87,183,120, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading.Typically,vari-ation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at June 30, 2008, are set forth in the Statement of Financial Futures.

The fund may purchase and write (sell) put and call options in order to gain exposure to or protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The following summarizes the fund’s call/put options written for the period ended June 30, 2008:

	Face Amount		Options Terminated

	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	(Loss) ($)

Contracts outstanding
December 31, 2007	9,000,000	51,746
Contracts written	9,340,000	89,968
Contracts Terminated:
Closed	9,000,000	51,746	119,004	(67,258)
Contracts outstanding
June 30, 2008	9,340,000	89,968

At June 30, 2008, accumulated net unrealized appreciation on investments was $1,349,652, consisting of $1,742,534 gross unrealized appreciation and $392,882 gross unrealized depreciation.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

NOTE 5—Subsequent Event:

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

NOTES

For More		Information

Dreyfus U.S. Treasury		Transfer Agent &
Long Term Fund		Dividend Disbursing Agent
200 Park Avenue		Dreyfus Transfer, Inc.
New York, NY	10166	200 Park Avenue
Manager		New York, NY 10166
The Dreyfus Corporation		Distributor
200 Park Avenue		MBSC Securities Corporation
New York, NY	10166	200 Park Avenue
Custodian		New York, NY 10166
The Bank of New York Mellon
One Wall Street
New York, NY	10286

Ticker Symbol:	DRGBX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus U.S. Treasury Long Term Fund

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 25, 2008

By:	/s/ James Windels
James Windels,
Treasurer

Date:	August 25, 2008

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)